SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY
SUBSIDIARIES
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2017	2016
Brookfield Property Partners L.P. (“BPY”)	Bermuda	30.6%	31.2%
Brookfield Renewable Partners L.P. (“BEP”)	Bermuda	39.8%	38.7%
Brookfield Infrastructure Partners L.P. (“BIP”)	Bermuda	70.1%	70.2%
Brookfield Business Partners L.P. (“BBU”)[3]	Bermuda	32.0%	25.1%

1.
Control and associated voting rights of the limited partnerships (BPY, BEP, BIP and BBU) resides with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees

2.
The company’s ownership interest in BPY, BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units and general partnership units in each subsidiary, where applicable. Each of BPY, BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary

3.
BBU was formed during 2016 through a special dividend of approximately 19 million limited partnership units, equivalent to a 20.7% economic interest in BBU, to the shareholders of the company’s Class A shares and Class B shares

During 2017, BBU and BEP completed equity issuances in which the company participated. The BBU and BEP issuances decreased the company’s interest by 6.9% and 1.1%, respectively, as the company participated at a lower interest than its ownership prior to the issuances.
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2017:

	TSX	NYSE	Nasdaq
BPY[1]	BPY.UN	N/A	BPY
BEP	BEP.UN	BEP	N/A
BIP	BIP.UN	BIP	N/A
BBU	BBU.UN	BBU	N/A

1.	BPY voluntarily moved its U.S. stock exchange listing from the New York Stock Exchange to the Nasdaq Stock Market effective November 16, 2017
The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2017	2016
BPY	$19,736	$18,790
BEP	10,139	8,879
BIP	11,376	7,710
BBU	4,000	2,173
Individually immaterial subsidiaries with non-controlling interests	6,377	5,683
	$51,628	$43,235

All publicly listed entities are subject to independent governance. Accordingly, the company has no direct access to the assets of these subsidiaries. Summarized financial information with respect to the company’s subsidiaries with significant non-controlling interests are set out below. The summarized financial information represents amounts before intra-group eliminations:

	BPY		BEP		BIP		BBU
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016
Current assets	$3,912	$4,198	$1,666	$907	$1,512	$1,632	$6,433	$4,076
Non-current assets	80,435	73,929	29,238	26,830	27,965	19,643	9,371	4,117
Current liabilities	(11,829)	(8,276)	(2,514)	(1,733)	(1,564)	(1,515)	(5,690)	(2,556)
Non-current liabilities	(37,394)	(35,690)	(14,108)	(13,332)	(14,439)	(10,116)	(4,050)	(1,599)
Non-controlling interests	(19,736)	(18,790)	(10,139)	(8,879)	(11,376)	(7,710)	(4,000)	(2,173)
Equity attributable to Brookfield	$15,388	$15,371	$4,143	$3,793	$2,098	$1,934	$2,064	$1,865

Revenues	$6,135	$5,352	$2,625	$2,516	$3,535	$2,115	$22,823	$7,960
Net income attributable to:
Non-controlling interests	$2,234	$1,501	$103	$97	$569	$408	$296	$(170)
Shareholders	234	1,216	(52)	(57)	5	120	(81)	(32)
	$2,468	$2,717	$51	$40	$574	$528	$215	$(202)
Other comprehensive income (loss) attributable to:
Non-controlling interests	$532	$(36)	$786	$915	$269	$426	$64	$101
Shareholders	348	(210)	564	414	54	150	45	32
	$880	$(246)	$1,350	$1,329	$323	$576	$109	$133

The summarized cash flows of the company’s subsidiaries with material non-controlling interests are as follows:

	BPY		BEP		BIP		BBU
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016	2017	2016	2017	2016	2017	2016
Cash flows from (used in):
Operating activities	$639	$745	$928	$632	$1,481	$753	$290	$229
Financing activities	1,248	2,906	(27)	2,709	3,814	899	1,353	586
Investing activities	(1,886)	(3,234)	(328)	(3,191)	(5,721)	(1,058)	(1,595)	(96)
Distributions paid to non-controlling interests in common equity	$255	$250	$227	$201	$489	$383	$9	$2
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY
Brookfield Finance Inc. (“BFI”) is an indirect 100% owned subsidiary of the corporation that may offer and sell debt securities. Any debt securities issued by BFI are fully and unconditionally guaranteed by the company. BFI issued $500 million of 4.25% notes due in 2026 and $550 million of 4.70% notes due in 2047 on May 25, 2016 and September 14, 2017, respectively.
Brookfield Finance LLC (“BFL”) is a Delaware limited liability company formed on February 6, 2017 and an indirect 100% owned subsidiary of the corporation. BFL is a “finance subsidiary,” as defined in Rule 3-10 of Regulation S-X. Any debt securities issued by BFL are fully and unconditionally guaranteed by the corporation. On March 10, 2017, BFL issued $750 million of 4.00% notes due 2024. BFL has no independent activities, assets or operations other than in connection with any debt securities it may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the property and forest products sectors, as well as a portfolio of preferred shares issued by the corporation’s subsidiaries. The corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at December 31, 2017, C$42 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2017 (MILLIONS)	The corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$168	$30	$43	$22	$44,908	$(4,385)	$40,786
Net income attributable to shareholders	1,462	—	—	59	2,019	(2,078)	1,462
Total assets	53,688	1,060	757	3,761	206,907	(73,453)	192,720
Total liabilities	25,444	1,042	756	2,309	113,336	(30,039)	112,848

AS AT AND FOR THE YEAR ENDED DEC. 31, 2016 (MILLIONS)	The corporation[1]	BFI	BFL	BIC	Subsidiaries of the corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$148	$13	$—	$3	$27,968	$(3,721)	$24,411
Net income attributable to shareholders	1,651	—	—	66	1,854	(1,920)	1,651
Total assets	47,505	507	—	2,974	169,033	(60,193)	159,826
Total liabilities	21,052	497	—	1,411	87,252	(20,074)	90,138

1.	This column accounts for investments in all subsidiaries of the corporation under the equity method

2.	This column accounts for investments in all subsidiaries of the corporation other than BFI, BFL and BIC on a combined basis

3.	This column includes the necessary amounts to present the company on a consolidated basis